Earnings Per Share - Schedule of Basic Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income	$ 422,484	$ 504,877	[1]
Balance, beginning of year	84,441,733	86,539,559
Effect of stock options exercised	285,606	340,802
Effect of repurchase of own shares	(175,763)	(972,615)
Weighted average number of common shares	84,551,576	85,907,746
Earnings per share – basic (in dollars)	$ 5	$ 5.88

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.